Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details)	Sep. 30, 2024
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful life	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful life	3 years
Minimum [Member] | Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful life	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful life	5 years
Maximum [Member] | Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful life	5 years